Long-term Debt - Summary of assets are pledged as collateral against the borrowings (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Disclosure Of Collateral [Line Items]
Financial assets pledged as collateral for liabilities	₨ 321,243.9	$ 4,238.4	₨ 402,001.3
Other Current Assets [Member]
Disclosure Of Collateral [Line Items]
Financial assets pledged as collateral for liabilities	8,078.8	106.6	31,850.6
Finance Receivables [Member]
Disclosure Of Collateral [Line Items]
Financial assets pledged as collateral for liabilities	254,877.3	3,362.8	305,745.0
Other financial assets [Member]
Disclosure Of Collateral [Line Items]
Financial assets pledged as collateral for liabilities	0.0	0.0	1,000.0
Plant and equipment [Member]
Disclosure Of Collateral [Line Items]
Financial assets pledged as collateral for liabilities	₨ 58,287.8	$ 769.0	₨ 63,405.7